Quarterly Report
April 30, 2023
MFS®  Intrinsic Value Fund
UIV-Q3

Portfolio of Investments
4/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.6%
Aerospace & Defense – 1.2%
Honeywell International, Inc.	197	$39,368
Alcoholic Beverages – 1.6%
Diageo PLC	579	$26,450
Pernod Ricard S.A.	121	27,951
		$54,401
Apparel Manufacturers – 1.6%
LVMH Moet Hennessy Louis Vuitton SE	30	$28,793
NIKE, Inc., “B”	199	25,217
		$54,010
Brokerage & Asset Managers – 3.8%
Charles Schwab Corp.	1,362	$71,151
CME Group, Inc.	209	38,826
NASDAQ, Inc.	348	19,268
		$129,245
Business Services – 5.2%
Accenture PLC, “A”	195	$54,657
Equifax, Inc.	203	42,301
Ferguson PLC	236	33,233
TransUnion	254	17,478
Verisk Analytics, Inc., “A”	154	29,893
		$177,562
Computer Software – 15.5%
Activision Blizzard, Inc. (a)	204	$15,853
Adobe Systems, Inc. (a)	106	40,021
ANSYS, Inc. (a)	149	46,774
Autodesk, Inc. (a)	163	31,751
Cadence Design Systems, Inc. (a)	467	97,813
LiveRamp Holdings, Inc. (a)	184	4,433
Microsoft Corp.	497	152,708
PTC, Inc. (a)	123	15,472
Salesforce, Inc. (a)	303	60,106
Synopsys, Inc. (a)	163	60,525
		$525,456
Computer Software - Systems – 0.8%
Workday, Inc. (a)	138	$25,687
Construction – 8.3%
Martin Marietta Materials, Inc.	132	$47,942
Otis Worldwide Corp.	825	70,373
Sherwin-Williams Co.	104	24,704
Simpson Manufacturing Co., Inc.	159	19,999
Vulcan Materials Co.	413	72,325
Watsco, Inc.	130	45,029
		$280,372
Consumer Products – 3.4%
Colgate-Palmolive Co.	1,430	$114,114

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.5%
Johnson Controls International PLC	734	$43,923
Rockwell Automation, Inc.	201	56,965
TE Connectivity Ltd.	135	16,520
		$117,408
Electronics – 6.9%
Analog Devices, Inc.	419	$75,370
Applied Materials, Inc.	216	24,414
KLA Corp.	73	28,217
Lam Research Corp.	59	30,921
Micron Technology, Inc.	238	15,318
Silicon Laboratories, Inc. (a)	154	21,452
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	276	23,267
Texas Instruments, Inc.	85	14,212
		$233,171
Energy - Independent – 1.5%
ConocoPhillips	512	$52,680
Energy - Integrated – 1.3%
TotalEnergies SE	701	$44,688
Forest & Paper Products – 0.6%
Rayonier, Inc., REIT	633	$19,851
Insurance – 5.9%
Aon PLC	228	$74,141
Arthur J. Gallagher & Co.	263	54,720
Marsh & McLennan Cos., Inc.	247	44,507
Willis Towers Watson PLC	110	25,476
		$198,844
Internet – 1.1%
Alphabet, Inc., “A” (a)	349	$37,462
Leisure & Toys – 0.9%
Electronic Arts, Inc.	158	$20,110
Take-Two Interactive Software, Inc. (a)	94	11,683
		$31,793
Machinery & Tools – 9.7%
Graco, Inc.	392	$31,082
IDEX Corp.	209	43,121
Ingersoll Rand, Inc.	543	30,962
MSA Safety Inc.	151	19,592
Nordson Corp.	133	28,769
Pentair PLC	282	16,379
RBC Bearings, Inc. (a)	95	21,566
Regal Rexnord Corp.	108	14,057
Trane Technologies PLC	213	39,577
Wabtec Corp.	236	23,050
Watts Water Technologies, “A”	381	61,619
		$329,774
Major Banks – 1.8%
Bank of America Corp.	1,556	$45,560
Resona Holdings, Inc.	2,900	14,406
		$59,966

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 0.7%
ICON PLC (a)	133	$25,628
Medical Equipment – 7.2%
Agilent Technologies, Inc.	527	$71,372
Bio-Techne Corp.	133	10,624
Bruker BioSciences Corp.	952	75,332
Danaher Corp.	189	44,776
Envista Holdings Corp. (a)	870	33,486
Maravai Lifesciences Holdings, Inc., “A” (a)	671	9,253
		$244,843
Other Banks & Diversified Financials – 6.6%
Mastercard, Inc., “A”	222	$84,367
Moody's Corp.	224	70,139
Northern Trust Corp.	232	18,133
S&P Global, Inc.	138	50,036
		$222,675
Precious Metals & Minerals – 3.7%
Franco-Nevada Corp.	356	$54,018
Royal Gold, Inc.	311	41,189
Wheaton Precious Metals Corp.	601	29,654
		$124,861
Real Estate – 0.7%
CBRE Group, Inc., “A” (a)	312	$23,918
Specialty Chemicals – 1.2%
Corteva, Inc.	392	$23,959
RPM International, Inc.	186	15,258
		$39,217
Specialty Stores – 2.9%
Amazon.com, Inc. (a)	242	$25,519
Costco Wholesale Corp.	142	71,457
		$96,976
Total Common Stocks		$3,303,970
Investment Companies (h) – 3.8%
Money Market Funds – 3.8%
MFS Institutional Money Market Portfolio, 4.59% (v)	130,440	$130,467

Other Assets, Less Liabilities – (1.4)%		(48,662)
Net Assets – 100.0%		$3,385,775
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $130,467 and $3,303,970, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,054,743	$—	$—	$3,054,743
France	28,793	72,639	—	101,432
Canada	83,672	—	—	83,672
United Kingdom	—	26,450	—	26,450
Taiwan	23,267	—	—	23,267
Japan	—	14,406	—	14,406
Mutual Funds	130,467	—	—	130,467
Total	$3,320,942	$113,495	$—	$3,434,437
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$104,008	$1,140,623	$1,114,231	$51	$16	$130,467
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,514	$—